Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, which includes software purchased or developed for internal use, is composed of the following:

	As of September 30,	As of December 31,
(in thousands)	2020	2019
Computer software	$2,043	$1,788
Computer equipment	7,660	6,816
Furniture and fixtures	2,380	2,198
Leasehold improvements	7,935	7,834

	20,018	18,636
Less: accumulated depreciation and amortization	(12,776)	(10,395)

Property and equipment, net	$7,242	$8,241

Property and equipment, which includes software purchased or developed for internal use, is composed of the following:

	As of December 31,
(in thousands)	2019	2018
Computer software	$1,788	$1,193
Computer equipment	6,816	5,309
Furniture and fixtures	2,198	1,549
Leasehold improvements	7,834	5,235

	18,636	13,286
Less: accumulated depreciation and amortization	(10,395)	(8,055)

Property and equipment, net	$8,241	$5,231